Loan and lease operations - Narrative (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	R$ 2,880,511	R$ 2,673,301
Amortized cost of financial assets	2,042,788	1,912,804
Effect on profit loss	29	23
Increase (decrease) through modification of contractual cash flows, financial assets	96	266
Revenues from leases	766	822
Impairment | Expected Credit Losses For Financial Guarantees, Credit Commitments and Credits to Be Released
Disclosure of financial assets [line items]
Financial assets	(1,793)	(4,928)
Stages 2 and 3
Disclosure of financial assets [line items]
Amortized cost of financial assets	R$ 1,097	R$ 1,885